Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Summary of movement in provisions

In € thousand	01/01/2023	Additions	Reversals	Utilization	Discount Effects	Foreign Exchange	12/31/2023
Asset retirement obligations	302	765	—	—	58	—	1,125
Post-employment benefits (note 26)	75	—	—	—	—	5	80
Record retention obligations	68	—	—	(9)	—	—	59
Total non-current provisions	445	765	—	(9)	58	5	1,264
Legal Claims	420	384	—	(662)	—	(54)	88
Severance payments	114	—	(97)	(17)	—	—	—
Other	196	107	(63)	(18)	—	1	223
Total current provisions	730	491	(160)	(697)	—	(53)	311

In € thousand	01/01/2022	Additions	Reversals	Utilization	Discount Effects	Foreign Exchange	12/31/2022
Asset retirement obligations	233	66	—	—	3	—	302
Post-employment benefits (note 26)	84	15	(24)	—	—	—	75
Record retention obligations	56	22	—	—	(10)	—	68
Total non-current provisions	373	103	(24)	—	(7)	—	445
Year-end audit	1,067	—	(1,067)	—	—	—	—
Legal Claims	—	426	—	(6)	—	—	420
Severance payments	619	—	(505)	—	—	—	114
Other	736	1,384	(701)	(1,223)	—	—	196
Total current provisions	2,422	1,810	(2,273)	(1,229)	—	—	730